COMMITMENTS (Tables)	12 Months Ended
Nov. 30, 2019
Commitments [Abstract]
Disclosure of commitments [Table Text Block]
	Plymouth, MA	Vancouver, BC
	US $	CA $
2019	3,005	2,500
2020	33,055	7,500
Total	36,060	10,000